Acquisitions and Divestitures - Allocation of Consideration Transferred (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012 Ascent [Member]	Jan. 24, 2012 Ascent [Member]	May 25, 2011 Specifar [Member]	Oct. 31, 2012 Actavis Group [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash and cash equivalents		$ 9.1	$ 0.6	$ 110.5
Accounts receivable		29.7	20.6	527.9
Inventories		27.2	27.1	680.1
Other current assets		3.3	9.3	285.1
Property, plant & equipment		4.4	65.1	763.0
Other long term assets				16.9
IPR&D intangible assets			164.3	272.9
Intangible assets	192.6	192.6	265.1	2,254.8
Goodwill		214.3	195.1	2,904.2
Other assets			5.6
Current liabilities		(35.7)	(28.4)	(1,396.1)
Long-term deferred tax and other tax liabilities		(51.8)	(94.6)	(737.5)
Long-term debt		(0.1)	(27.9)
Other long term liabilities		(0.4)	(42.4)	(176.0)
Long-term debt and capital leases				(14.1)
Minority interest				(21.9)
Net assets acquired		$ 392.6	$ 559.5	$ 5,469.8